Related Parties Blalance (Details) - Schedule of loan to related parties - USD ($)		Mar. 31, 2021	Mar. 31, 2020
Schedule of loan to related parties [Abstract]
Loan to related parties	[1]	$ 78,979	$ 2,537,532

[1]	The balance is due from Horwath Capital Consultants Limited (“Horwath Capital”), to which the Company’s chairman serves as a director. On November 1, 2019 and December 4, 2019 the Company loaned $851,825 and $1,650,000 to Horwath Capital, respectively. The loan bears an interest rate of 4% and is not guaranteed. The maturity was July 31, 2020. On July 20, 2020 and March 30, 2021, Horwath Capital fully repaid $851,825 and $1,650,000 to the Company, respectively.